Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis Based on Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Common stock warrant liability, estimated fair value	$ 5,600	$ 9,300
Real estate owned, net
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Real estate owned, net		75
Significant Unobservable Inputs (Level 3)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Common stock warrant liability, estimated fair value	$ 5,600	9,300
Significant Unobservable Inputs (Level 3) | Real estate owned, net
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Real estate owned, net		$ 75